Selected Quarterly Financial Data-Unaudited - Schedule of Selected Quarterly Financial Data (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Impairment of goodwill		$ 79,541		$ 192,269					$ 271,810
Litigation reserve			$ 1,836	3,676	$ 2,492				5,512	$ 2,492
Transformational expenses	$ 3,208	3,690	$ 3,359	$ 1,833					12,090
Recovery of notes receivable	(91)	$ (91)							(182)
Tax reform adjustment	$ 2,545								$ 2,545
Gain on sale of City of Industry facility					(1,651)	$ (17,752)				(19,403)
Settlement charge related to the defined benefit plan					216	261	$ 7,328			7,805
Severance costs for operating leadership						776				776
State income tax reserve adjustment					$ 417					417
Restructuring charges						(754)		$ 155		(599)
Tax impact of a dividend from a foreign subsidiary						$ 1,666				$ 1,666